UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                             ------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    Veredus Asset Management LLC
Address: 6060 Dutchmans Lane Suite 320
         Louisville, KY 40205

Form 13F File Number: 28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James R. Jenkins
Title:   V.P. & Chief Operating Officer
Phone:   (502) 899-4080

Signature, Place, and Date of Signing:

  JAMES R. JENKINS           LOUISVILLE, KENTUCKY           January 21, 2004
  ----------------           --------------------           ----------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

   [X]   13F HOLDINGS REPORT.
   [ ]   13F NOTICE.
   [ ]   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                     110

Form 13F Information Table Value Total:              $1,578,674
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE                                 INVESTMENT  OTHER      VOTING AUTHORITY
              NAME             TITLE   CUSIP       (000s)      SHARES   SH/PRN PUT/CALL  DISCRTN     MGRS     SOLE   SHARE    NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCREDITED HOME LENDERS HL      COM   00437P107     31,591    1,032,400   SH              SOLE               759,300        273,100
ADVANCED DIGITAL INFORMAT       COM   007525108     15,680    1,120,000   SH              SOLE               821,300        298,700
ADVANCED FIBRE COMMUNICATIONS   COM   00754a105     26,634    1,321,800   SH              SOLE               975,700        346,100
ADVANCED NEUROMODULATION        COM   00757T101     20,099      437,125   SH              SOLE               321,250        115,875
AEROPOSTALE                     COM   007865108     13,011      474,500   SH              SOLE               350,900        123,600
ALLIANCE GAMING                 COM   01859P609     14,009      568,300   SH              SOLE               422,100        146,200
ALLSTATE CORP                   COM   020002101         65        1,500   SH              SOLE                 1,500
APPLIED MICRO CIRCUITS CORP     COM   03822w109     12,271    2,055,500   SH              SOLE             1,523,700        531,800
ARTHROCARE CORP                 COM   043136100     12,047      491,700   SH              SOLE               364,100        127,600
ASPECT COMMUNICATIONS COR       COM   04523Q102      2,019      128,200   SH              SOLE               128,200
AVAYA INC                       COM   053499109        194       15,000   SH              SOLE                15,000
BARRICK GOLD                    COM   067901108         52        2,300   SH              SOLE                 2,300
BEAR STEARNS                    COM   073902108      3,654       45,700   SH              SOLE                45,700
BIG 5 SPORTING GOODS CORP       COM   08915P101      5,390      257,300   SH              SOLE               189,500         67,800
BLACK & DECKER CORP             COM   091797100      3,152       63,900   SH              SOLE                63,900
BMC SOFTWARE INC                COM   055921100      3,570      191,400   SH              SOLE               191,400
BRADLEY PHARMACEUTICALS         COM   104576103      4,450      175,000   SH              SOLE               139,700         35,300
BROADCOM CORP                   COM   111320107        163        4,800   SH              SOLE                 4,800
CENTENE CORP                    COM   15135B101     26,390      942,150   SH              SOLE               685,200        256,950
CENTEX CORP                     COM   152312104      6,814       63,300   SH              SOLE                63,300
CHICAGO MERCHANTILE EXCHANGE    COM   167760107     43,333      598,850   SH              SOLE               449,900        148,950
CHIRON CORP                     COM   170040109        262        4,600   SH              SOLE                 4,600
CHOICE HOTELS INTL INC          COM   169905106      9,627      273,100   SH              SOLE               201,500         71,600
COHU, INC.                      COM   192576106      4,352      226,800   SH              SOLE               166,300         60,500
COMSTOCK RES INC                COM   205768203     19,377    1,004,000   SH              SOLE               739,400        264,600
CONNETICS CORP                  COM   208192104      2,902      159,800   SH              SOLE               117,800         42,000
COX COMMUNICATIONS              COM   224044107         65        1,900   SH              SOLE                 1,900
CREDENCE SYSTEMS CORP           COM   225302108     16,529    1,256,000   SH              SOLE               920,100        335,900
CSK AUTO                        COM   125965103     24,769    1,319,600   SH              SOLE               963,100        356,500
CVS CORP                        COM   126650100         58        1,600   SH              SOLE                 1,600
CYTYC CORP                      COM   232946103     33,934    2,451,900   SH              SOLE             1,813,600        638,300
D R HORTON INC                  COM   23331a109     37,139      858,500   SH              SOLE               629,800        228,700
DICK'S SPORTING GOODS           COM   253393102     14,598      300,000   SH              SOLE               220,700         79,300
DIGITAL INSIGHT                 COM   25385P106        157        6,300   SH              SOLE                 6,300
DSP GROUP INC                   COM   23332B106     23,769      952,657   SH              SOLE               702,457        250,200
ELECTRONICS FOR IMAGING INC     COM   286082102     10,463      402,100   SH              SOLE               297,900        104,200
ENSCO INTERNATIONAL INC         COM   26874q100      1,008       37,100   SH              SOLE                37,100
EON LABS                        COM   29412E100     27,783      545,300   SH              SOLE               402,850        142,450
ETRADE                          COM   269246104      5,181      409,600   SH              SOLE               409,600
GENERAL CABLE CORP              COM   369300108      5,303      650,700   SH              SOLE               481,900        168,800
GENZYME CORP.                   COM   372917104        207        4,200   SH              SOLE                 4,200
Guilford Pharmaceuticals Inc.   COM   401829106        475       70,000   SH              SOLE                70,000
HOVNANIAN ENTERPRISES INC-CL A  COM   442487203     56,959      654,250   SH              SOLE               481,950        172,300
INTEL CORP                      COM   458140100        170        5,300   SH              SOLE                 5,300
JDA SOFTWARE GROUP INC          COM   46612k108     19,458    1,178,550   SH              SOLE               865,850        312,700
JOS A BANK CLOTHIERS INC        COM   480838101      8,211      236,700   SH              SOLE               175,100         61,600
JOY GLOBAL INC                  COM   481165108     21,218      811,400   SH              SOLE               596,000        215,400
KEANE INC                       COM   486665102      9,014      615,700   SH              SOLE               452,800        162,900
KEY ENERGY GROUP INC            COM   492914106     18,335    1,778,400   SH              SOLE             1,298,700        479,700
KNIGHT TRADING GROUP INC        COM   499063105     39,432    2,689,800   SH              SOLE             1,969,800        720,000
LEHMAN BROTHERS HOLDINGS INC    COM   524908100      1,884       24,400   SH              SOLE                24,400
LENNAR CORP                     COM   526057104      7,238       75,400   SH              SOLE                75,400
LEXAR MEDIA CORP.               COM   52886P104     23,520    1,350,150   SH              SOLE               998,750        351,400
MARTEK BIOSCIENCES              COM   572901106     37,062      569,400   SH              SOLE               420,300        149,100
MARVEL ENTERPRISES INC          COM   57383M108     25,905      889,900   SH              SOLE               654,400        235,500
MAXTOR CORP                     COM   577729205      1,310      118,000   SH              SOLE               118,000
MDC HOLDINGS INC-DEL            COM   552676108     44,409      688,505   SH              SOLE               505,870        182,635
MERITAGE CORPORATION            COM   59001a102      2,009       30,300   SH              SOLE                30,300
MICROSOFT CORP                  COM   594918104        323       11,800   SH              SOLE                11,800
MOBILITY ELECTRONICS            COM   60741U101        458       51,200   SH              SOLE                51,200
NABORS INDUSTRIES INC           COM   G6359F103      1,768       42,600   SH              SOLE                42,600
NAVIGANT CONSULTING             COM   63935N107      5,111      271,000   SH              SOLE               199,300         71,700
NELNET INC - CL A               COM   64031N108        448       20,000   SH              SOLE                11,700          8,300
NEUROCRINE BIOSCIEN             COM   64125c109     25,083      459,900   SH              SOLE               338,850        121,050
NVR INC                         COM   62944t105      5,569       11,950   SH              SOLE                11,950
OMNICELL                        COM   68213N109     19,272    1,189,600   SH              SOLE               875,300        314,300
PACKETEER INC                   COM   695210104     13,190      776,800   SH              SOLE               575,900        200,900
PATTERSON ENERGY INC            COM   703481101     34,362    1,043,500   SH              SOLE               769,700        273,800
PEOPLESOFT INC                  COM   712713106        269       11,800   SH              SOLE                11,800



PETCO ANIMAL SUPPLIES           COM   716016209     16,577      544,400   SH              SOLE               401,800        142,600
PHELPS DODGE CORP               COM   717265102      7,213       94,800   SH              SOLE                94,800
PINNACLE AIRLINES CORP          COM   723443107      5,860      421,900   SH              SOLE               312,900        109,000
PIONEER NATURAL RESOURCES       COM   723787107     28,134      881,100   SH              SOLE               645,700        235,400
POGO PRODUCING CO               COM   730448107     30,622      634,000   SH              SOLE               467,500        166,500
POLYCOM INC                     COM   73172k104     37,943    1,943,800   SH              SOLE             1,445,500        498,300
PORTFOLIO RECOVERY ASSOCIATES   COM   73640Q105     24,328      916,300   SH              SOLE               674,300        242,000
PRIDE INTERNATIONAL INC         COM   74153q102     31,414    1,685,300   SH              SOLE             1,249,900        435,400
PULTE HOMES INC                 COM   745867101     53,757      574,200   SH              SOLE               420,300        153,900
QUICKSILVER                     COM   74837R104      4,800      148,600   SH              SOLE               109,900         38,700
RADIO SHACK                     COM   750438103         64        2,100   SH              SOLE                 2,100
RADISYS CORP.                   COM   750459109     13,685      811,200   SH              SOLE               595,300        215,900
RAYMOND JAMES FINANCIAL INC     COM   754730109     16,750      444,300   SH              SOLE               328,200        116,100
RED ROBIN GOURMET BURGERS       COM   75689M101      8,337      273,600   SH              SOLE               201,900         71,700
ROFIN-SINAR TECHNOLOGIES        COM   775043102      1,731       50,100   SH              SOLE                37,100         13,000
RSA SECURITY                    COM   749719100     12,403      870,400   SH              SOLE               637,700        232,700
RYLAND GROUP INC W/RTS TO PUR   COM   783764103     24,606      277,600   SH              SOLE               203,700         73,900
SAFENET INC                     COM   78645R107     19,494      635,600   SH              SOLE               470,400        165,200
SANDISK CORP                    COM   80004c101      6,291      102,800   SH              SOLE               102,800
SCICLONE PHARMACEUTICALS        COM   80862K104      2,749      405,500   SH              SOLE               299,700        105,800
SIERRA WIRELESS                 COM   826516106     16,528    1,074,650   SH              SOLE               792,950        281,700
SILICON IMAGE INC               COM   82705T102     13,751    1,920,600   SH              SOLE             1,414,500        506,100
SIMPLE TECHNOLOGY INC           COM   828823104      1,096      182,000   SH              SOLE               182,000
SMITH INTERNATIONAL INC         COM   832110100         75        1,800   SH              SOLE                 1,800
SOUTHWEST AIRLINES              COM   844741108         81        5,000   SH              SOLE                 5,000
STANDARD PACIFIC CORP NEW       COM   85375c101     23,532      484,700   SH              SOLE               354,550        130,150
STATION CASINO                  COM   857689103      9,655      315,200   SH              SOLE               235,800         79,400
STERICYCLE INC                  COM   858912108     27,193      582,300   SH              SOLE               428,300        154,000
TEKELEC INC                     COM   879101103     18,411    1,184,000   SH              SOLE               869,100        314,900
TEMPUR-PEDIC                    COM   88023U101      5,425      350,000   SH              SOLE               259,600         90,400
THERASENSE, INC.                COM   883381105     13,771      682,400   SH              SOLE               503,000        179,400
TOLL BROTHERS INC               COM   889478103     49,294    1,239,800   SH              SOLE               902,500        337,300
VISTACARE INC.                  COM   92839Y109     15,664      448,300   SH              SOLE               331,800        116,500
WALT DISNEY CO HOLDING CO       COM   254687106         77        3,300   SH              SOLE                 3,300
WCI CMNTYS INC                  COM   92923c104     44,507    2,159,500   SH              SOLE             1,585,600        573,900
WEBEX COMMUNICATIONS INC        COM   94767l109     25,330    1,257,700   SH              SOLE               922,300        335,400
WELLPOINT HEALTH NETWORKS INC   COM   94973h108         58          600   SH              SOLE                   600
WESTMORELAND COAL CO            COM   960878106      2,097      119,800   SH              SOLE               119,800
WESTPORT RES CORP               COM   961418100     17,594      589,200   SH              SOLE               436,800        152,400
WILLIAMS COMPANIES INC          COM   969457100     22,639    2,305,400   SH              SOLE             1,708,500        596,900
WRIGHT MEDICAL GROUP            COM   98235T107     20,605      677,800   SH              SOLE               498,000        179,800


                                                 1,578,674